Unaudited Interim Condensed Consolidated Statements of Loss		6 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares
OPERATING REVENUES
Total operating revenues		$ 1,685,151	$ 2,166,935	$ 490,977
COST OF REVENUES		(1,249,670)	(1,606,951)	(288,218)
GROSS PROFIT		435,481	559,984	202,759
OPERATING EXPENSES
Selling and marketing expenses		(179,790)	(231,192)
General and administrative expenses		(945,708)	(1,216,086)	(205,715)
Research and development expenses				(1,120,000)
Total operating expenses		(1,125,498)	(1,447,278)	(1,325,715)
LOSS FROM OPERATIONS		(690,017)	(887,294)	(1,122,956)
OTHER INCOME (EXPENSE)
Interest expense		(35,715)	(45,926)	(34,295)
Loan facility fee		(12,078)	(15,531)
Finance expenses		(2,607)	(3,352)
Foreign exchange (loss)		(23,173)	(29,798)
Other income, net		336	432	(10,381)
Total other expense, net		(73,237)	(94,175)	(44,676)
LOSS BEFORE INCOME TAXES		(763,254)	(981,469)	(1,167,632)
PROVISION FOR INCOME TAX
Current
Deferred
Total provision for income tax
NET LOSS		$ (763,254)	$ (981,469)	$ (1,167,632)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[1]	20,672	20,672	20,000
Diluted	[1]	20,672	20,672	20,000
LOSS PER SHARE
Basic | (per share)		$ (36.9)	$ (47.5)	$ (58.4)
Diluted | (per share)		$ (36.9)	$ (47.5)	$ (58.4)
Software development service
OPERATING REVENUES
Total operating revenues		$ 775,282	$ 996,935	$ 490,977
Consulting and technical support services
OPERATING REVENUES
Total operating revenues		7,777	10,000
Product sales
OPERATING REVENUES
Total operating revenues		$ 902,092	$ 1,160,000

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.